Basis of Presentation and General Information (Details Narrative) - Integer	Mar. 23, 2015	Sep. 30, 2018
Entity ownership interest	100.00%
Number of ownership interest entities	6
Mr. Valentis [Member]
Percentage of beneficially owned common stock		81.60%